S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Armada Sponsor III LLC [Member]	Feb. 09, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 19,000
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,852,917
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	400,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,000,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000,000,000